Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2017
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
14.	Accrued expenses and other current liabilities

 The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2016	2017
	RMB	RMB
Deposits from service providers	38,320	36,731
Customer deposits and funds payable (Note 2v)	-	193,261
Payroll and welfare benefits accruals	29,941	35,223
Server custody and bandwidth fee accruals	11,530	5,221
Professional fees payable	7,861	4,576
Rentals	4,257	584
Payables related to employee share options exercise	340	4,432
Accrual for purchase of property and equipment	-	38,012
Others	13,706	25,198
Total	105,955	343,238